Financial Assets and Financial Liabilities - Other Loans - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Finance costs including fines and penalties on overdue loans and borrowings	₽ 23,371	₽ 25,145	₽ 33,863
Long-term loans and borrowings classified as short-term loans and borrowings	216,033
Other loans [member]
Disclosure of detailed information about borrowings [line items]
Overdue principal amount	30,414	30,835
Overdue interest payable	2,143	2,000
Fines and penalty on overdue amount	4,330	3,477
Finance costs including fines and penalties on overdue loans and borrowings	₽ 947	₽ 1,080	₽ 733